Commitments, Concessions and Contingent Liabilities (Narratives) (Details) - 12 months ended Dec. 31, 2019	USD ($)	ILS (₪)
Notes to Consolidated Financial Statements [Abstract]
Contractual commitments for acquisition of raw materials and energy	$ 2,240,000,000
Contractual commitments for acquisition of Property, Plant and Equipment	301,000,000
Construction agreements of the first stage of the Salt Harvesting project	280,000,000
Construction agreement of new pumping station	180,000,000
Abengoa pledged to pay relating power station construction agreement violations	40,000,000
Abengoa exercised guarantees	28,000,000
Total amount of the new natural gas agreement with Energean	1,900,000,000
Indemnification payable for directors and officers limit	300,000,000
Consolidated depreciation expenses relating to assets in concession area	100,000,000
Property plant and equipment value for tax purposes of Dead Sea Works, Dead Sea Bromine and Dead Sea Magnesium	$ 6,000,000,000
DSW rate of royalties payment	5.00%
Total recognized royalties expenses 2000-2017	$ 222,000,000
Total recognized royalties expenses 2019	14,000,000
Total recognized interest and linkage expenses regarding royalties for 2000-2017	$ 70,000,000
Increased royalties rates due to Sheshinski recomandations from 2%	5.00%
Rotem Amfert Israel property plant and equipment book value	$ 800,000,000
Remedy relating aquifer and Bokek stream restoration - application for certification of a claim as class action	405,000,000	₪ 1,400,000,000
Remedy relating dyke collapse - first class action for 8.68 million persons	289	1,000
Remedy relating dyke collapse - second class action	72,000,000	250,000,000
Remedy relating dyke collapse - third class action	59,000,000	202,500,000
Remedy relating dyke collapse - Nature and Parks Authority	115,000,000	397,000,000
A class action claim relating air pollution in Haifa Bay	$ 3,800,000,000	13,400,000,000
The company's part in financing of the coastline defenses	39.50%
The company's part in financing of the Salt Harvesting project	80.00%
The government's part in financing of the Salt Harvesting project	20.00%
Maximum government's share in financing of the Salt Harvesting project | ₪		1,400,000,000
Damage claims by owners relating to contamination in Suria and Sallent	$ 22,000,000
Provision relating owners' claims due to contamination in Suria and Sallent	4,000,000
Claimed compensation in arbitration on termination of agreement	152,000,000
ICL's damages lawsuit against IBM	300,000,000	1,100,000,000
IBM counterclaim	53,000,000	186,000,000
Maximal damage for Hamonization for application for certification of a claim as class action	123,000,000	426,000,000
Minimal damage for Hamonization for application for certification of a claim as class action	8,000,000	26,000,000
Compensation in application for certification of a claim as class action regarding alleged monopolistic exploitation - difference test	16,000,000	56,000,000
Compensation in application for certification of a claim as class action regarding alleged monopolistic exploitation - comparison test	21,000,000	₪ 73,000,000
Water drawing charges	$ 9,000,000
Percent of water drawing charges in concession area	60.00%